Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 4,524	$ 4,658	$ 9,736	$ 7,192
Cost of revenues	4,116	4,045	9,027	6,086
Gross profit	408	613	709	1,106
Operating expenses
Research and development	1,219	1,208	2,713	2,980
General and administrative	2,596	2,590	6,162	5,787
Sales and marketing	1,115	1,076	1,417	885
Total operating expenses	4,930	4,874	10,292	9,652
Loss from operations	(4,522)	(4,261)	(9,583)	(8,546)
Other income (expense), net:
Financial expense, net	(746)	(768)	(1,340)	(3,962)
Other income	71	87		331
Income before income taxes	(5,197)	(4,942)	(10,923)	(12,177)
Income tax expense		50	94	80
Net income (loss)	$ (5,197)	$ (4,992)	$ (11,017)	$ (12,257)
Net loss per share - diluted	$ (1.75)	$ (1.71)	$ (3.75)	$ (10.39)
Weighted average number of common shares outstanding - diluted	2,977	2,924	2,938	1,180
Net loss per share - basic	$ (1.75)	$ (1.71)	$ (3.75)	$ (10.39)
Weighted average number of common shares outstanding - basic	2,977	2,924	2,938	1,180